FINANCIAL INSTRUMENTS - Swap Contracts (Details) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Swap Contracts
Notional value			R$ 16,207,120	R$ 20,049,854
Financial assets at fair value
Swap Contracts
Amount receivable				12,951
Amount payable			R$ (1,267)	(6,584)
Forward contract | Forward contracts Maturity at 2017, purchase
Swap Contracts
Notional value | $		$ 84.8
Amount receivable				734
Amount payable				(6,584)
Forward contract | Forward contracts Maturity at 2017, sell
Swap Contracts
Notional value | $		$ 15.0
Amount receivable				R$ 1,823
Cross currency swap | Currency Swap Maturing In 2017, receivable | LIBOR
Swap Contracts
Interest Rate Basis		Libor 6M
Derivative basis spread		2.25%		2.25%
Amount receivable				R$ 5,684
Cross currency swap | Currency Swap Maturing In 2017, payable
Swap Contracts
Fixed interest rate (as a percent)		11.02%		11.02%
Notional value | $		$ 25.0
Cross currency swap | Currency Swap Maturing In 2018, receivable | LIBOR
Swap Contracts
Interest Rate Basis	Libor 6M	Libor 6M
Derivative basis spread	2.00%	2.00%	2.00%	2.00%
Amount receivable				R$ 4,710
Amount payable			R$ (1,267)
Cross currency swap | Currency Swap Maturing In 2018, payable
Swap Contracts
Fixed interest rate (as a percent)	10.17%	10.17%	10.17%	10.17%
Notional value | $	$ 40.0	$ 40.0